Related Parties (Details)						1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 01, 2022 USD ($)	Sep. 01, 2022 ILS (₪)	Aug. 03, 2022 USD ($)	Aug. 03, 2022 ILS (₪)	May 21, 2022	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Sep. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jul. 23, 2021 USD ($) shares
Related Parties (Details) [Line Items]
Related party fair value									$ 60,000	$ 2,216,000
Additional payroll expenses											$ 60,000
Bonus	$ 140,000	₪ 480,000				$ 121,000	₪ 425,000
Consultancy services fees						$ 16,500	₪ 57,500
Percentage of gross proceed						7.00%	7.00%
Percentage of total consideration paid						8.00%	8.00%
Undefined period of time						3 years	3 years
Advances to suppliers										228,000
Percentage lease and maintenance expenses related					50.00%
Lease and maintenance expenses related										86,000
outstanding payable										$ 32,000
Related party balance								$ 150
Another related party balance								175
Accrued interest related party								$ 393,000
Board of Directors [Member]
Related Parties (Details) [Line Items]
Salary	$ 23,000	₪ 80,000	$ 23,000	₪ 55,000
Minority Shareholder [Member]
Related Parties (Details) [Line Items]
Issued to the minority Shareholder (in Shares) | shares											33,202